Other Assets, Net - Other Assets, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred financing costs - noncurrent	$ 7.1	$ 1.6
Equity method investments	169.7	102.0
Derivative assets - noncurrent	164.8	174.1
Other assets	102.8	51.9
Other assets, net	$ 444.4	$ 329.6